Pioneer Multi-Asset Income Fund
Schedule of Investments  |  October 31, 2022

A: PMAIX	C: PMACX	K: PMFKX	R: PMFRX	Y: PMFYX

Schedule of Investments  |  10/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.1%
	Senior Secured Floating Rate Loan Interests — 1.4% of Net Assets(a)*
	Advanced Materials — 0.0%†
987,500	Groupe Solmax, Inc., Initial Term Loan, 8.392% (LIBOR + 475 bps), 5/29/28	$ 864,063
	Total Advanced Materials	$864,063
	Advertising Sales — 0.1%
1,969,543	Clear Channel Outdoor Holdings, Inc., Term B Loan, 7.915% (LIBOR + 350 bps), 8/21/26	$ 1,809,518
	Total Advertising Sales	$1,809,518
	Aerospace & Defense — 0.0%†
925,000	ADS Tactical, Inc., Initial Term Loan, 9.322% (LIBOR + 575 bps), 3/19/26	$ 842,906
	Total Aerospace & Defense	$842,906
	Auto Parts & Equipment — 0.1%
985,000	First Brands Group LLC, First Lien 2021 Term Loan, 8.368% (Term SOFR + 500 bps), 3/30/27	$ 934,929
1,000,000	Superior Industries International, Inc., Replacement Term Loan, 7.754% (LIBOR + 400 bps), 5/22/24	955,000
	Total Auto Parts & Equipment	$1,889,929
	Building & Construction Products — 0.1%
1,970,524	CP Atlas Buyer, Inc., Term B Loan, 7.254% (LIBOR + 350 bps), 11/23/27	$ 1,672,707
	Total Building & Construction Products	$1,672,707
	Building-Heavy Construction — 0.0%†
987,500	Artera Services LLC, First Lien Tranche B Term Loan, 7.174% (LIBOR + 350 bps), 3/6/25	$ 810,984
	Total Building-Heavy Construction	$810,984
	Building-Maintenance & Service — 0.0%†
495,000	ArchKey Holdings, Inc., First Lien Initial Term Loan, 9.004% (LIBOR + 525 bps), 6/29/28	$ 455,400
	Total Building-Maintenance & Service	$455,400
	Casino Services — 0.0%†
240,625	Lucky Bucks LLC, Initial Term Loan, 9.254% (LIBOR + 550 bps), 7/30/27	$ 157,208
	Total Casino Services	$157,208
1Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Chemicals-Diversified — 0.1%
987,500	Schweitzer-Mauduit International, Inc., Term B Loan, 7.563% (Term SOFR + 375 bps), 4/20/28	$ 927,016
	Total Chemicals-Diversified	$927,016
	Chemicals-Specialty — 0.0%†
985,000	CPC Acquisition Corp., First Lien Initial Term Loan, 7.424% (LIBOR + 375 bps), 12/29/27	$ 788,000
	Total Chemicals-Specialty	$788,000
	Commercial Services — 0.0%†
990,000	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 7.313% (LIBOR + 350 bps), 6/2/28	$ 729,506
	Total Commercial Services	$729,506
	Computers-Integrated Systems — 0.1%
1,476,923	VeriFone Systems, Inc., First Lien Initial Term Loan, 6.997% (LIBOR + 400 bps), 8/20/25	$ 1,319,539
	Total Computers-Integrated Systems	$1,319,539
	Diagnostic Equipment — 0.0%†
493,750	Curia Global, Inc., First Lien 2021 Term Loan, 8.165% (LIBOR + 375 bps), 8/30/26	$ 454,030
	Total Diagnostic Equipment	$454,030
	Dialysis Centers — 0.0%†
984,771	US Renal Care, Inc., Initial Term Loan, 8.813% (LIBOR + 500 bps), 6/26/26	$ 627,176
	Total Dialysis Centers	$627,176
	Distribution & Wholesale — 0.1%
1,969,072	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 7.504% (LIBOR + 375 bps), 3/20/25	$ 1,696,685
	Total Distribution & Wholesale	$1,696,685
	Electric-Generation — 0.0%†
375,042	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 7.424% (LIBOR + 375 bps), 10/2/25	$ 322,927
	Total Electric-Generation	$322,927
	Electronic Composition — 0.1%
986,701	Energy Acquisition LP, First Lien Initial Term Loan, 8.004% (LIBOR + 425 bps), 6/26/25	$ 901,187
	Total Electronic Composition	$901,187
Pioneer Multi-Asset Income Fund |  | 10/31/222

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Fiduciary Banks — 0.1%
1,488,769	Mercury Borrower, Inc., First Line Initial Term Loan, 7.188% (LIBOR + 350 bps), 8/2/28	$ 1,399,443
	Total Fiduciary Banks	$1,399,443
	Investment Management & Advisory Services — 0.1%
1,487,415	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 7.254% (LIBOR + 350 bps), 5/30/25	$ 1,376,323
	Total Investment Management & Advisory Services	$1,376,323
	Machinery — 0.0%†
992,500	Engineered Components & Systems LLC, First Lien Initial Term Loan, 9.317% (LIBOR + 600 bps), 8/2/28	$ 853,550
	Total Machinery	$853,550
	Medical-Biomedical & Generation — 0.1%
1,240,625	ANI Pharmaceuticals, Inc., Initial Term Loan, 9.753% (LIBOR + 600 bps), 11/19/27	$ 1,179,111
	Total Medical-Biomedical & Generation	$1,179,111
	Medical-Drugs — 0.1%
984,772	Curium BidCo S.a.r.l., Facility B, 7.674% (LIBOR + 400 bps), 7/9/26	$ 935,533
	Total Medical-Drugs	$935,533
	Protection-Safety — 0.0%†
495,000	APX Group, Inc., Initial Term Loan, 6.73% (LIBOR + 325 bps), 7/10/28	$ 456,586
	Total Protection-Safety	$456,586
	Retail — 0.1%
987,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 7.254% (LIBOR + 350 bps), 6/2/28	$ 919,815
661,454	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 7.282% (LIBOR + 450 bps), 9/12/24	642,161
475,000	Torrid LLC, Closing Date Term Loan, 8.871% (LIBOR + 550 bps), 6/14/28	432,250
	Total Retail	$1,994,226
3Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Theaters — 0.0%†
984,694	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 6.314% (LIBOR + 300 bps), 4/22/26	$ 703,782
	Total Theaters	$703,782
	Transactional Software — 0.1%
1,485,000	Polaris Newco LLC, First Lien Dollar Term Loan, 7.674% (LIBOR + 400 bps), 6/2/28	$ 1,362,281
	Total Transactional Software	$1,362,281
	Transport-Equipment & Leasing — 0.1%
984,536	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 7.162% (LIBOR + 375 bps), 9/11/23	$ 916,234
	Total Transport-Equipment & Leasing	$916,234
	Total Senior Secured Floating Rate Loan Interests (Cost $30,853,166)	$27,445,850

Shares
	Common Stocks — 46.7% of Net Assets
	Aerospace & Defense — 0.9%
711,243	Hensoldt AG	$ 16,728,684
	Total Aerospace & Defense	$16,728,684
	Air Freight & Logistics — 1.0%
410,802	Cia de Distribucion Integral Logista Holdings S.A.	$ 8,501,118
63,117	United Parcel Service, Inc., Class B	10,589,139
	Total Air Freight & Logistics	$19,090,257
	Auto Components — 0.5%
269,100	Bridgestone Corp.	$ 9,703,852
	Total Auto Components	$9,703,852
	Automobiles — 1.3%
626,187	Stellantis NV	$ 8,453,208
1,067,700	Subaru Corp.	16,626,379
	Total Automobiles	$25,079,587
	Banks — 7.8%
2,476,197	ABN AMRO Bank NV (C.V.A.) (144A)	$ 24,363,344
461,200	Banco do Brasil S.A.	3,305,319
1,046,740	Grupo Financiero Banorte S.A.B de CV, Class O	8,508,428
Pioneer Multi-Asset Income Fund |  | 10/31/224

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Value
	Banks — (continued)
694,165	Hana Financial Group, Inc.	$ 20,102,009
1,277,870	KB Financial Group, Inc.	43,105,517
8,712,950	NatWest Group Plc	23,461,242
166,500	Sumitomo Mitsui Trust Holdings, Inc.	4,789,135
484,866	UniCredit S.p.A.	6,012,610
320,447	Wells Fargo & Co.	14,737,358
	Total Banks	$148,384,962
	Biotechnology — 1.0%
126,254	AbbVie, Inc.	$ 18,483,586
	Total Biotechnology	$18,483,586
	Capital Markets — 1.8%
142,584	Brightsphere Investment Group, Inc.	$ 2,683,431
44,463	Euronext NV (144A)	2,825,378
26,296	Lazard, Ltd., Class A	991,622
297,350	State Street Corp.	22,003,900
328,630	UBS Group AG	5,214,891
	Total Capital Markets	$33,719,222
	Chemicals — 0.0%†
1,752,813	Chevron Lubricants Lanka Plc	$ 462,781
	Total Chemicals	$462,781
	Communications Equipment — 0.3%
118,056	Cisco Systems, Inc.	$ 5,363,284
	Total Communications Equipment	$5,363,284
	Construction & Engineering — 0.3%
17,074,500	Sinopec Engineering Group Co., Ltd., Class H	$ 6,112,291
	Total Construction & Engineering	$6,112,291
	Diversified Telecommunication Services — 1.2%
717,768	Deutsche Telekom AG	$ 13,593,681
373,073	Telenor ASA	3,391,198
18,226,000	Telkom Indonesia Persero Tbk PT	5,129,805
	Total Diversified Telecommunication Services	$22,114,684
	Electronic Equipment, Instruments & Components — 0.6%
303,286	National Instruments Corp.	$ 11,579,459
	Total Electronic Equipment, Instruments & Components	$11,579,459
	Food & Staples Retailing — 0.4%
348,746	Albertsons Cos., Inc., Class A	$ 7,152,780
5Pioneer Multi-Asset Income Fund |  | 10/31/22

Shares		Value
	Food & Staples Retailing — (continued)
195,032+^#	Magnit PJSC	$ 823,425
48,325+^#	X5 Retail Group NV (G.D.R.)	29,164
	Total Food & Staples Retailing	$8,005,369
	Food Products — 0.3%
326,210	Associated British Foods Plc	$ 5,048,448
	Total Food Products	$5,048,448
	Health Care Providers & Services — 3.7%
436,734	Cardinal Health, Inc.	$ 33,148,111
62,550	Cigna Corp.	20,207,403
178,636	CVS Health Corp.	16,916,829
	Total Health Care Providers & Services	$70,272,343
	Household Durables — 0.5%
386,514	Persimmon Plc	$ 5,784,468
2,704,756	Taylor Wimpey Plc	2,908,881
	Total Household Durables	$8,693,349
	Insurance — 1.6%
17,736	Allianz SE	$ 3,193,529
149,572	Hartford Financial Services Group, Inc.	10,830,509
34,799	NN Group NV	1,473,616
13,025	Old Republic International Corp.	302,310
144,800	Power Corp. of Canada	3,595,687
34,839	Willis Towers Watson Plc	7,602,218
7,547	Zurich Insurance Group AG	3,220,486
	Total Insurance	$30,218,355
	Internet & Direct Marketing Retail — 0.2%
91,598	eBay, Inc.	$ 3,649,264
	Total Internet & Direct Marketing Retail	$3,649,264
	IT Services — 2.0%
276,643	International Business Machines Corp.	$ 38,256,960
	Total IT Services	$38,256,960
	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,158,338
	Total Leisure Products	$2,158,338
	Media — 0.1%
166,130	Telenet Group Holding NV	$ 2,533,266
	Total Media	$2,533,266
Pioneer Multi-Asset Income Fund |  | 10/31/226

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Value
	Metals & Mining — 0.2%
30,112	Rio Tinto Plc	$ 1,566,737
317,806	Royal Bafokeng Platinum, Ltd.	2,554,905
	Total Metals & Mining	$4,121,642
	Mortgage Real Estate Investment Trusts (REITs) — 1.5%
726,277	AGNC Investment Corp.	$ 5,969,997
286,494	Angel Oak Mortgage, Inc.	2,959,483
52,118	Great Ajax Corp.	442,482
561,217	Ladder Capital Corp.	5,988,186
961,952	Rithm Capital Corp.	8,109,255
1,732,252	Two Harbors Investment Corp.	6,166,817
	Total Mortgage Real Estate Investment Trusts (REITs)	$29,636,220
	Oil, Gas & Consumable Fuels — 14.6%
1,316,081	BW LPG, Ltd. (144A)	$ 10,646,481
505,423(b)	Comstock Resources, Inc.	9,491,844
620,656	Coterra Energy, Inc.	19,321,021
5,223,837	Energy Transfer LP	66,708,398
484,262	EQT Corp.	20,261,522
47,954+^#	LUKOIL PJSC	180,880
49,022	Magellan Midstream Partners LP	2,644,737
674,728	Marathon Oil Corp.	20,545,468
1,000,401	MPLX LP	33,553,450
43,240	Murphy Oil Corp.	2,097,572
395,186	Occidental Petroleum Corp.	28,690,504
183,303	Ovintiv, Inc.	9,284,297
577,075(b)	Permian Resources Corp.	5,638,023
24,719	Pioneer Natural Resources Co.	6,338,199
358,442	Range Resources Corp.	10,208,428
1,271,403+^#	Rosneft Oil Co. PJSC	341,158
591,957	Shell Plc (A.D.R.)	32,930,568
117,051(b)	Southwestern Energy Co.	811,163
	Total Oil, Gas & Consumable Fuels	$279,693,713
	Pharmaceuticals — 3.0%
299,251	Organon & Co.	$ 7,834,391
1,051,599	Pfizer, Inc.	48,951,934
	Total Pharmaceuticals	$56,786,325
7Pioneer Multi-Asset Income Fund |  | 10/31/22

Shares		Value
	Semiconductors & Semiconductor Equipment — 0.2%
34,299	MKS Instruments, Inc.	$ 2,817,663
21,100	Ulvac, Inc.	834,379
	Total Semiconductors & Semiconductor Equipment	$3,652,042
	Software — 0.5%
113,302	Oracle Corp.	$ 8,845,487
	Total Software	$8,845,487
	Technology Hardware, Storage & Peripherals — 0.9%
339,000	Asustek Computer, Inc.	$ 2,482,861
614,000	Catcher Technology Co., Ltd.	3,229,824
853,267	Hewlett Packard Enterprise Co.	12,176,120
	Total Technology Hardware, Storage & Peripherals	$17,888,805
	Textiles, Apparel & Luxury Goods — 0.2%
151,684	Tapestry, Inc.	$ 4,805,349
	Total Textiles, Apparel & Luxury Goods	$4,805,349
	Trading Companies & Distributors — 0.0%†
52,100	Inaba Denki Sangyo Co., Ltd.	$ 973,360
	Total Trading Companies & Distributors	$973,360
	Total Common Stocks (Cost $866,984,161)	$892,061,284

Principal Amount USD ($)
	Asset Backed Securities — 2.0% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,891,748
2,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	1,958,876
1,150,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	1,046,053
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	514,895
3,200,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 7.141% (SOFR30A + 435 bps), 10/15/26 (144A)	3,064,752
Pioneer Multi-Asset Income Fund |  | 10/31/228

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
852,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	$ 796,318
4,517,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M5, 7.87%, 2/25/32 (144A)	4,098,090
700,000(a)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 8.197% (SOFR30A + 575 bps), 4/1/24 (144A)	698,319
2,400,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,110,588
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,866,899
3,000,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	2,877,284
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,557,553
500,000	Rosy Blue Carat SA, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	500,000
1,300,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	1,232,558
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,132,572
3,500,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	3,459,835
2,550,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	2,251,588
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	3,812,664
800,000(a)	STAR, Series 2021-SFR1, Class H, 7.863% (1 Month USD LIBOR + 445 bps), 4/17/38 (144A)	752,244
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,372,096
	Total Asset Backed Securities (Cost $40,511,730)	$37,994,932

9Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—3.5% of Net Assets
290,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 9.936% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	$ 280,533
2,100,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 8.436% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	2,050,357
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 8.497% (SOFR30A + 550 bps), 1/26/32 (144A)	2,046,198
1,900,000(c)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	1,741,401
1,270,000(c)	CFMT LLC, Series 2020-HB4, Class M5, 6.00%, 12/26/30 (144A)	1,160,409
1,250,000(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	1,141,762
4,100,000(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 12.836% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	3,955,748
2,860,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 8.997% (SOFR30A + 600 bps), 10/25/41 (144A)	2,448,028
2,660,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 8.997% (SOFR30A + 600 bps), 12/25/41 (144A)	2,276,897
2,700,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 8.086% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	2,487,135
2,900,000(a)	Eagle RE, Ltd., Series 2021-1, Class M2, 7.447% (SOFR30A + 445 bps), 10/25/33 (144A)	2,794,812
970,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 9.197% (SOFR30A + 620 bps), 11/25/41 (144A)	824,910
1,195,517(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 8.686% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	1,231,601
1,100,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B2, 12.936% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	1,165,113
1,065,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 7.797% (SOFR30A + 480 bps), 10/25/50 (144A)	1,055,249
2,300,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B2, 14.497% (SOFR30A + 1,150 bps), 10/25/50 (144A)	2,569,682
Pioneer Multi-Asset Income Fund |  | 10/31/2210

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
850,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 5.997% (SOFR30A + 300 bps), 12/25/50 (144A)	$ 779,889
2,675,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 8.647% (SOFR30A + 565 bps), 12/25/50 (144A)	2,154,987
2,765,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 7.747% (SOFR30A + 475 bps), 1/25/51 (144A)	2,098,525
2,170,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class B2, 9.247% (SOFR30A + 625 bps), 10/25/33 (144A)	1,747,850
3,530,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 8.497% (SOFR30A + 550 bps), 1/25/34 (144A)	2,643,138
3,480,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 10.797% (SOFR30A + 780 bps), 11/25/41 (144A)	2,922,212
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, 7.997% (SOFR30A + 500 bps), 8/25/33 (144A)	2,080,219
1,970,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 9.247% (SOFR30A + 625 bps), 9/25/41 (144A)	1,499,073
3,450,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 10.097% (SOFR30A + 710 bps), 1/25/42 (144A)	2,728,318
2,650,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 11.497% (SOFR30A + 850 bps), 2/25/42 (144A)	2,259,632
4,885,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 11.736% (1 Month USD LIBOR + 815 bps), 7/25/49 (144A)	4,787,299
953,844(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class B, 14.336% (1 Month USD LIBOR + 1,075 bps), 3/25/25	953,083
1,900,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 10.397% (SOFR30A + 740 bps), 11/25/50 (144A)	1,728,583
795,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 8.997% (SOFR30A + 600 bps), 8/25/33 (144A)	623,305
11Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
15,677	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 10,364
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
430,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 10.586% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	426,603
1,690,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 8.836% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,687,974
3,170,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 7.147% (SOFR30A + 415 bps), 1/25/34 (144A)	2,814,226
1,550,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 8.836% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,540,405
1,800,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	1,298,700
400,000(a)	Triangle Re, Ltd., Series 2020-1, Class B1, 11.336% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	401,570
	Total Collateralized Mortgage Obligations (Cost $74,787,010)	$66,415,792

	Commercial Mortgage-Backed Securities—0.3% of Net Assets
275,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 10.747% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 259,112
3,939,991(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 5.297% (SOFR30A + 230 bps), 11/25/51 (144A)	3,566,418
Pioneer Multi-Asset Income Fund |  | 10/31/2212

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,500,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 7.336% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	$ 2,317,633
36,827(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	36,728
	Total Commercial Mortgage-Backed Securities (Cost $6,312,795)	$6,179,891

	Convertible Corporate Bonds — 0.9% of Net Assets
	REITs — 0.9%
21,240,100	Redwood Trust, Inc., 7.75%, 6/15/27 (144A)	$ 17,801,859
	Total REITs	$17,801,859
	Total Convertible Corporate Bonds (Cost $18,887,094)	$17,801,859

	Corporate Bonds — 9.0% of Net Assets
	Advertising — 0.1%
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,462,053
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	465,148
	Total Advertising	$1,927,201
	Aerospace & Defense — 0.4%
5,000,000	Boeing Co., 5.15%, 5/1/30	$ 4,619,921
3,369,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,199,641
	Total Aerospace & Defense	$7,819,562
	Airlines — 0.2%
5,000,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 3,909,358
408,481	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	397,374
	Total Airlines	$4,306,732
13Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.1%
1,126,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 1,069,184
1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	1,550,664
	Total Auto Parts & Equipment	$2,619,848
	Banks — 2.8%
5,000,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	$ 3,429,015
5,000,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	3,413,846
4,000,000	BPCE SA, 4.875%, 4/1/26 (144A)	3,721,004
1,818,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,554,350
8,650,000(c)(d)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	7,872,374
5,857,000(c)(d)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,432,368
8,700,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	7,715,347
8,125,000(c)(d)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	7,658,219
6,220,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	5,344,718
9,300,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	6,594,700
	Total Banks	$52,735,941
	Chemicals — 0.1%
3,487,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 2,748,628
	Total Chemicals	$2,748,628
	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 1,960,519
	Total Commercial Services	$1,960,519
	Diversified Financial Services — 0.5%
8,630,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 7,702,673
2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,540,400
	Total Diversified Financial Services	$10,243,073
Pioneer Multi-Asset Income Fund |  | 10/31/2214

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — 0.2%
4,450,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	$ 4,010,073
	Total Food	$4,010,073
	Forest Products & Paper — 0.2%
3,308,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	$ 3,073,981
	Total Forest Products & Paper	$3,073,981
	Oil & Gas — 0.2%
5,000,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 3,928,455
	Total Oil & Gas	$3,928,455
	Pipelines — 0.4%
2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$ 2,121,859
2,741,000(c)(d)	Energy Transfer LP Series A, 6.25% (3 Month USD LIBOR + 402 bps)	2,279,783
3,328,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	2,594,420
	Total Pipelines	$6,996,062
	Retail — 0.5%
3,180,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 3,075,792
4,880,000	AutoNation, Inc., 3.85%, 3/1/32	3,798,837
3,322,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	2,101,165
	Total Retail	$8,975,794
	Semiconductors — 0.2%
5,000,000	Broadcom, Inc., 2.45%, 2/15/31 (144A)	$ 3,752,101
	Total Semiconductors	$3,752,101
	Software — 0.2%
3,580,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 2,792,400
	Total Software	$2,792,400
	Telecommunications — 2.7%
35,401,000	Lumen Technologies, Inc. Series P, 7.60%, 9/15/39	$ 23,717,210
38,222,000	Lumen Technologies, Inc. Series U, 7.65%, 3/15/42	25,321,116
3,364,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,910,869
	Total Telecommunications	$51,949,195
15Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Transportation — 0.1%
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 1,899,522
	Total Transportation	$1,899,522
	Total Corporate Bonds (Cost $209,709,863)	$171,739,087

Shares
	Preferred Stock — 0.3% of Net Assets
	Internet & Direct Marketing Retail — 0.0%†
7,000	Qurate Retail, Inc., 8.00%, 3/15/31	$ 337,540
	Total Internet & Direct Marketing Retail	$337,540
	Oil, Gas & Consumable Fuels — 0.3%
934,700(e)	Petroleo Brasileiro S.A.	$ 5,394,136
	Total Oil, Gas & Consumable Fuels	$5,394,136
	Total Preferred Stock (Cost $6,560,725)	$5,731,676

	Right/Warrant — 0.0% of Net Assets†
	Metals & Mining — 0.0%†
959,816(f)	ANR, Inc., 3/31/23	$ 6,719
	Total Metals & Mining	$6,719
	Total Right/Warrant (Cost $—)	$6,719

Principal Amount USD ($)
Insurance-Linked Securities — 1.2% of Net Assets#
Event Linked Bonds — 1.0%
Earthquakes - U.S. — 0.0%†
500,000(a)	Torrey Pines Re Pte, Ltd., 8.046%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$ 475,000
Pioneer Multi-Asset Income Fund |  | 10/31/2216

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Inland Flood – U.S. — 0.0%†
1,350,000(a)	FloodSmart Re, 17.626%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	$ 540,000
500,000(a)	FloodSmart Re, 19.126%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	50,000
		$590,000
	Multiperil – U.S. — 0.3%
700,000(a)	Bonanza Re, 8.916%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 420,000
250,000(a)	Caelus Re VI, 9.426%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	242,000
1,250,000(a)	Easton Re Pte, 8.09%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	1,175,000
500,000(a)	Four Lakes Re, 11.346%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	485,000
500,000(a)	Four Lakes Re, 14.206%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	475,000
500,000(a)	Herbie Re, 13.766%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	425,000
1,000,000(a)	Residential Reinsurance 2020, 10.226%, (3 Month U.S. Treasury Bill + 618 bps), 12/6/24 (144A)	977,500
500,000(a)	Residential Reinsurance 2021, 9.226%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	455,000
750,000(a)	Residential Reinsurance Re 2021, 15.956%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	682,500
1,250,000(a)	Sanders Re II, 7.296%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	1,187,500
		$6,524,500
	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Kilimanjaro III Re, 8.296%, (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	$ 232,500
17Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
250,000(a)	Kilimanjaro III Re, 8.546%, (3 Month U.S. Treasury Bill + 450 bps), 4/21/25 (144A)	$ 236,250
250,000(a)	Kilimanjaro III Re, 15.296%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	212,500
250,000(a)	Kilimanjaro III Re, 15.296%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	212,500
500,000(a)	Mona Lisa Re, 11.046%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	472,500
250,000(a)	Mona Lisa Re, 12.046%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	241,875
1,750,000(a)	Mystic Re IV, 9.856%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	1,658,125
500,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	475,000
500,000(a)	Mystic Re IV, 13.796%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	490,000
		$4,231,250
	Multiperil – Worldwide — 0.1%
1,000,000(a)	Northshore Re II, 9.796%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 965,000
	Pandemic – U.S — 0.0%†
250,000(a)	Vitality Re XI, 5.846%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 236,875
	Windstorm – Florida — 0.1%
1,250,000(a)	First Coast Re III Pte, 10.27%, (3 Month U.S. Treasury Bill + 618 bps), 4/7/25 (144A)	$ 937,500
750,000(a)	Merna Reinsurance II, 9.546%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	525,000
		$1,462,500
Pioneer Multi-Asset Income Fund |  | 10/31/2218

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
Windstorm - Japan — 0.0%†
500,000(a)	Sakura Re, 6.296%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 475,000
Windstorm - North Carolina — 0.1%
1,000,000(a)	Cape Lookout Re, 7.266%, (1 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$ 952,500
Windstorm - Texas — 0.1%
1,250,000(a)	Alamo Re, 8.136%, (3 Month U.S. Treasury Bill + 409 bps), 6/7/24 (144A)	$ 1,175,000
Windstorm – U.S. — 0.0%†
500,000(a)	Bonanza Re, 8.796%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 300,000
Windstorm – U.S. Regional — 0.1%
750,000(a)	Matterhorn Re, 7.355%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	$ 742,500
2,000,000(a)	Matterhorn Re, 8.605%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	1,980,000
$2,722,500
	Total Event Linked Bonds	$20,110,125
Face Amount USD ($)
	Collateralized Reinsurance — 0.1%
	Multiperil – U.S. — 0.0%†
1,800,000(b)(g)+	Ballybunion Re 2020, 2/28/23	$ 203,353
750,000(b)(g)+	Ballybunion Re 2021-3, 7/31/25	33,539
		$236,892
	Multiperil – Worldwide — 0.0%†
700,000(b)(g)+	Cypress Re 2017, 1/31/23	$ 70
500,000(g)+	Limestone Re 2020-1, 3/1/24 (144A)	6,400
700,000(b)(g)+	Resilience Re, 5/1/23	—
300,000(b)(g)+	Walton Health Re 2019, 6/30/23	162,800
250,000(b)(g)+	Walton Heath Re 2021, 1/15/24	175,000
		$344,270
	Windstorm – U.S. — 0.0%†
250,000(g)+	Shadow Creek Re 2021, 7/31/25	$ 3,796
19Pioneer Multi-Asset Income Fund |  | 10/31/22

Face Amount USD ($)		Value
	Windstorm – U.S. Multistate — 0.0%†
250,000(g)+	White Heron Re 2021, 6/30/25	$ 5,350
	Windstorm – U.S. Regional — 0.1%
500,000(g)+	Isosceles Insurance, 7.296%, 7/10/23	$ 485,000
250,000(b)(g)+	Oakmont Re 2017, 4/30/23	7,350
		$492,350
	Total Collateralized Reinsurance	$1,082,658
	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
500,000(b)(g)+	Carnoustie Re 2021, 12/31/24	$ 23,700
1,500,000(e)+	Harambee Re 2019, 12/31/22	750
		$24,450
	Multiperil – Worldwide — 0.1%
2,400(b)(g)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,975
12,149(e)+	Alturas Re 2019-2, 3/10/23	4,133
60,078(e)+	Alturas Re 2020-2, 3/10/23	12,736
439,922(b)(e)+	Alturas Re 2021-2, 12/31/24	—
1,000,000(b)(e)+	Alturas Re 2021-3, 7/31/25	252,700
750,000(b)(g)+	Bantry Re 2019, 12/31/22	25,473
750,000(b)(g)+	Bantry Re 2021, 12/31/24	97,462
46,259(b)(g)+	Berwick Re 2018-1, 12/31/22	3,576
1,391,977(b)(g)+	Berwick Re 2019-1, 12/31/22	166,341
15,000(g)+	Eden Re II, 3/22/23 (144A)	39,328
100,000(b)(g)+	Eden Re II, 3/22/24 (144A)	37,800
94,903(b)(g)+	Eden Re II, 3/21/25 (144A)	52,292
65,663(b)(g)+	Eden Re II, 3/21/25 (144A)	35,064
500,000(b)(g)+	Gleneagles Re 2021, 12/31/24	111,143
250,000(b)(e)+	Lion Rock Re 2021, 12/31/24	72,400
2,000,000(b)(g)+	Merion Re 2021-2, 12/31/24	393,000
1,250,000(b)(g)+	Pangaea Re 2019-1, 2/1/23	26,047
500,000(b)(g)+	RosaPenna Re 2021, 7/31/25	6,547
200,000(g)+	Sector Re V, 3/1/24 (144A)	157,988
100,000(g)+	Sector Re V, 12/1/24 (144A)	287,896
1,109(g)+	Sector Re V, 12/1/25 (144A)	31,995
1,995(g)+	Sector Re V, 12/1/25 (144A)	57,556
329(a)(b)(g)+	Sector Re V, 4.046%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	29,760
274(a)(b)(g)+	Sector Re V, 4.046%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	24,785
1,500,000(e)+	Thopas Re 2019, 12/31/22	2,550
1,000,000(b)(e)+	Thopas Re 2020, 12/31/23	—
Pioneer Multi-Asset Income Fund |  | 10/31/2220

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,500,000(e)+	Thopas Re 2021, 12/31/24	$ —
1,500,000(b)(e)+	Torricelli Re 2021, 7/31/25	84,353
1,600,000(g)+	Versutus Re 2019-B, 12/31/22	—
1,500,000(e)+	Viribus Re 2019, 12/31/22	10,650
1,000,000(e)+	Viribus Re 2020, 12/31/23	44,000
600,000(b)(g)+	Woburn Re 2019, 12/31/22	114,801
		$2,193,351
	Total Reinsurance Sidecars	$2,217,801
	Total Insurance-Linked Securities (Cost $26,569,005)	$23,410,584

Principal Amount USD ($)
	Foreign Government Bonds — 2.9% of Net Assets
	Brazil — 0.9%
BRL94,154,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/25	$ 17,625,599
	Total Brazil	$17,625,599
	Czech Republic — 0.7%
CZK343,110,000	Czech Republic Government Bond, 5.700%, 5/25/24	$ 13,737,422
	Total Czech Republic	$13,737,422
	Hungary — 0.2%
HUF1,259,170,000	Hungary Government Bond, 4.500%, 5/27/32	$ 2,001,971
HUF1,219,490,000	Hungary Government Bond, 4.750%, 11/24/32	1,963,759
	Total Hungary	$3,965,730
	Russia — 0.1%
RUB59,913,000	Russian Federal Bond - OFZ, 7.000%, 8/16/23	$ 458,641
RUB61,885,000	Russian Federal Bond - OFZ, 7.700%, 3/23/33	473,737
RUB59,074,000	Russian Federal Bond - OFZ, 8.150%, 2/3/27	452,218
	Total Russia	$1,384,596
	South Africa — 0.4%
ZAR153,782,964	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 6,893,495
	Total South Africa	$6,893,495
21Pioneer Multi-Asset Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Trinidad — 0.1%
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,035,697
	Total Trinidad	$2,035,697
	United Kingdom — 0.5%
GBP7,983,668	United Kingdom Gilt, 4.250%, 6/7/32	$ 9,691,141
	Total United Kingdom	$9,691,141
	Total Foreign Government Bonds (Cost $61,311,364)	$55,333,680

Shares
	Closed-End Fund — 1.0% of Net Assets
1,906,172	Aberdeen Asia-Pacific Income Fund, Inc.	$ 4,517,628
190,651	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	3,353,551
304,533	Highland Income Fund	3,432,087
1,803,639	Invesco Senior Income Trust	6,781,682
	Total Closed-End Fund (Cost $20,535,987)	$18,084,948

	Equity Linked Notes — 19.2% of Net Assets
	Auto Manufacturers — 0.3%
170,700	Goldman Sachs International (Ford Motor Company), 15.89%, 2/10/23	$ 2,436,742
177,700	Mizuho Markets Cayman LP (Stellantis NV), 12.21%, 2/10/23	2,541,110
	Auto Manufacturers	$4,977,852
	Banks — 0.3%
40,800	BNP Paribas Issuance BV (JPMorgan Chase & Co.), 10.40%, 6/2/23	$ 5,055,324
	Total Banks	$5,055,324
	Chemicals — 0.3%
61,000	Citigroup Global Markets Holdings, Inc. (CF Industries Holdings Inc.), 18.44%, 10/12/23 (144A)	$ 6,237,250
	Total Chemicals	$6,237,250
	Consumer Finance — 0.7%
61,200	BNP Paribas Issuance BV (AerCap Holdings NV), 14.71%, 4/3/23	$ 3,257,676
Pioneer Multi-Asset Income Fund |  | 10/31/2222

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Value
	Consumer Finance — (continued)
132,700	Citigroup Global Markets Holdings, Inc. (Aercap Holdings NV), 15.43%, 9/21/23 (144A)	$ 6,520,878
66,200	Royal Bank of Canada (AerCap Holdings NV), 14.69%, 3/31/23 (144A)	3,583,075
	Total Consumer Finance	$13,361,629
	Diversified Financial Services — 0.1%
42,300(h)	Merrill Lynch International & Co. CV (Pennymac Financail Services Inc.), 10.35%, 2/10/23	$ 2,292,237
	Total Diversified Financial Services	$2,292,237
	Electrical Equipment — 0.1%
16,800	Royal Bank of Canada (Generac Holdings Inc.), 13.47%, 2/28/23 (144A)	$ 2,176,356
	Total Electrical Equipment	$2,176,356
	Healthcare-Services — 0.9%
15,700	Goldman Sachs International (Anthem Inc.), 8.52%, 2/27/23	$ 7,677,300
22,000	Royal Bank of Canada (Cigna Corp.), 10.38%, 5/23/23 (144A)	6,244,590
72,000	Royal Bank of Canada (Syneos Health Inc.), 14.41%, 10/13/23	3,695,040
	Total Healthcare-Services	$17,616,930
	Hotels, Restaurants & Leisure — 0.9%
36,500(h)	Merrill Lynch International & Co. CV (Darden Restaurants Inc.), 10.71%, 2/22/23	$ 5,289,215
200,000	Mizuho Markets Cayman LP (Las Vegas Sands Corp.), 12.87%, 6/16/23 (144A)	7,035,100
157,000	Royal Bank of Canada (Las Vegas Sands Corp.), 15.48%, 6/23/23 (144A)	5,498,140
	Total Hotels, Restaurants & Leisure	$17,822,455
	Insurance — 0.3%
23,400	Toronto-Dominion Bank (Willis Towers Watson Plc), 6.65%, 2/22/23	$ 5,096,567
	Total Insurance	$5,096,567
	Interactive Media & Services — 0.1%
18,500	Toronto-Dominion Bank (Meta Platforms Inc.), 11.07%, 4/11/23	$ 1,948,698
	Total Interactive Media & Services	$1,948,698
23Pioneer Multi-Asset Income Fund |  | 10/31/22

Shares		Value
	Internet & Direct Marketing Retail — 1.2%
52,300	Goldman Sachs International (Alibaba Group Holdings, Ltd.), 15.39%, 12/20/22	$ 3,493,640
22,100	JP Morgan Structured Products BV (Expedia Group, Inc.), 10.61%, 11/22/22	2,165,984
63,400	Mizuho Markets Cayman LP (Alibaba Group Holding Ltd.), 15.66%, 6/30/23 (144A)	4,596,880
28,800	Mizuho Markets Cayman LP (Alibaba Group Holding Ltd.), 18.45%, 7/7/23 (144A)	2,205,878
118,700	Royal Bank of Canada (TripAdvisor, Inc.), 15.96%, 2/22/23 (144A)	2,922,394
154,300	Toronto-Dominion Bank (eBay Inc.), 10.14%, 3/10/23	6,416,720
	Total Internet & Direct Marketing Retail	$21,801,496
	IT Services — 1.4%
83,400	BNP Paribas Issuance BV (National Instrument Corp.), 8.63%, 1/31/23 (144A)	$ 3,222,159
188,200	Goldman Sachs International (Kyndryl Holdings, Inc.), 16.32%, 1/20/23	1,940,342
54,700	Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 17.76%, 5/23/23 (144A)	3,778,813
65,500	Royal Bank of Canada (Advanced Micro Devices, Inc.), 16.47%, 5/12/23 (144A)	4,455,310
19,300	Royal Bank of Canada (CDW Corporation), 8.07%, 2/27/23 (144A)	3,369,008
29,500	UBS AG (CDW Corporation), 9.55%, 5/23/23 (144A)	4,919,715
128,000	UBS AG (National Instruments Corp.), 10.00%, 3/21/23 (144A)	4,762,880
	Total IT Services	$26,448,227
	Leisure Products — 0.7%
409,900(h)	JP Morgan Structured Products BV (Tapestry Inc.), 13.18%, 2/22/23	$ 13,268,422
	Total Leisure Products	$13,268,422
	Machinery — 0.4%
64,800	Mizuho Markets Cayman LP (AGCO Corporation), 10.50%, 3/21/23	$ 8,151,160
	Total Machinery	$8,151,160
	Metals & Mining — 1.8%
298,500	Citigroup Global Markets Holdings, Inc. (Teck Resources, Ltd.), 20.23%, 11/9/22	$ 9,302,752
342,400	Goldman Sachs International (Barrick Gold Corporation), 11.06%, 2/27/23	5,411,632
Pioneer Multi-Asset Income Fund |  | 10/31/2224

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Shares		Value
	Metals & Mining — (continued)
202,300	Goldman Sachs International (Teck Resources, Ltd.), 13.30%, 1/23/23	$ 6,243,990
131,100	Toronto-Dominion Bank (Alcoa Corp.), 17.36%, 12/20/22	5,267,008
268,900	UBS AG (Barrick Gold Corp.), 9.75%, 1/20/23 (144A)	4,127,615
236,800	UBS AG (Barrick Gold Corp.), 10.45%, 11/29/22 (144A)	3,613,568
	Total Metals & Mining	$33,966,565
	Oil, Gas & Consumable Fuels — 4.5%
80,000	BNP Paribas Issuance BV (Baker Hughes Co.), 16.04%, 6/30/23 (144A)	$ 2,270,000
264,500	BNP Paribas Issuance BV (Comstock Resources Inc.), 23.70%, 8/31/23 (144A)	4,735,872
327,400	Citigroup Global Markets Holdings, Inc. (Comstock Resources Inc.), 20.23%, 12/20/23 (144A)	6,253,340
85,000	Citigroup Global Markets Holdings, Inc. (Occidental Petroleum Corp.), 19.37%, 9/28/23 (144A)	5,730,275
101,000	Citigroup Global Markets Holdings, Inc. (Occidental Petroleum Corp.), 19.62%, 10/10/23 (144A)	6,593,280
555,000	Goldman Sachs International (Energy Transfer LP), 18.47%, 10/12/23	6,585,075
171,900	Goldman Sachs International (Occidental Petroleum Corp.), 17.89%, 3/13/23	9,230,686
377,500	Goldman Sachs International (Range Resources Corporation), 18.96%, 1/23/23	8,620,212
51,100(h)	JP Morgan Structured Products BV (Chesapeake Energy Corp.), 13.55%, 3/6/23	3,844,393
167,300	Mizuho Markets Cayman LP (EQT Corp.), 22.32%, 7/25/23 (144A)	6,067,971
102,500	Royal Bank of Canada (EQT Corp.), 20.50%, 8/31/23	4,633,513
208,800	Toronto-Dominion Bank (EQT Corp.), 21.21%, 8/14/23	8,544,618
48,800	Toronto-Dominion Bank (Occidental Petroleum Corp.), 17.70%, 9/1/23	3,518,700
146,200	Toronto-Dominion Bank (Occidental Petroleum Corp.), 18.05%, 5/2/23	9,067,836
	Total Oil, Gas & Consumable Fuels	$85,695,771
25Pioneer Multi-Asset Income Fund |  | 10/31/22

Shares		Value
	Pharmaceuticals — 0.4%
46,200	Merrill Lynch International & Co. CV (Alnylam Pharmaceuticals Inc.), 20.59%, 2/27/23	$ 7,759,685
	Total Pharmaceuticals	$7,759,685
	Semiconductors & Semiconductor Equipment — 2.0%
100,000	Citigroup Global Markets Holdings, Inc. (Micron Technology Inc.), 17.68%, 10/26/23 (144A)	$ 5,451,000
27,700	JP Morgan Structured Products BV (QUALCOMM, Inc.), 11.21%, 1/20/23	3,381,893
115,000	Merrill Lynch International & Co. CV (Micron Technology Inc.), 16.45%, 10/13/23	6,291,650
35,500	Mizuho Markets Cayman LP (QUALCOMM Incorporated), 13.12%, 5/9/23	4,401,041
140,000	Royal Bank of Canada (Micron Technology Inc.), 14.35%, 8/14/23	8,050,000
49,500	Royal Bank of Canada (MKS Instruments, Inc.), 10.51%, 12/20/22 (144A)	4,213,193
74,800	Royal Bank of Canada (MKS Instruments, Inc.), 13.38%, 8/14/23	6,908,902
	Total Semiconductors & Semiconductor Equipment	$38,697,679
	Software — 2.8%
72,700	Citigroup Global Markets Holdings, Inc. (Zoom Video Communications Inc.), 23.01%, 10/26/23 (144A)	$ 5,772,743
14,500	Goldman Sachs International (Adobe Inc.), 10.97%, 5/12/23	4,906,510
40,400	Mizuho Markets Cayman LP (Electronic Arts, Inc.), 9.81%, 5/23/23 (144A)	5,052,808
120,700	Mizuho Markets Cayman LP (Zoom Video Communications), 20.72%, 6/5/23 (144A)	10,844,835
31,000	Royal Bank of Canada (Autodesk, Inc.), 12.88%, 5/12/23 (144A)	6,178,455
216,500	Toronto-Dominion Bank (Oracle Corp.), 9.72%, 3/21/23	16,501,413
12,800	UBS AG (Adobe Inc.), 12.45%, 5/23/23 (144A)	4,306,432
	Total Software	$53,563,196
	Total Equity Linked Notes (Cost $406,239,207)	$365,937,499

Pioneer Multi-Asset Income Fund |  | 10/31/2226

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 9.3% of Net Assets
11,500,000(h)	U.S. Treasury Bills, 8/10/23	$ 11,115,344
38,062,200	U.S. Treasury Notes, 2.750%, 8/15/32	34,059,722
36,236,700	U.S. Treasury Notes, 2.875%, 8/31/27	34,489,978
81,742,200	U.S. Treasury Notes, 3.125%, 7/31/24	79,561,343
18,221,400	U.S. Treasury Notes, 4.250%, 9/30/24	18,128,870
	Total U.S. Government and Agency Obligations (Cost $179,244,456)	$177,355,257

Shares
	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
8,918,539(i)	Dreyfus Government Cash Management, Institutional Shares, 2.91%	$ 8,918,539
		$8,918,539
	TOTAL SHORT TERM INVESTMENTS (Cost $8,918,539)	$8,918,539
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.1% (Cost $1,957,425,102)	$1,874,417,597
	OTHER ASSETS AND LIABILITIES — 1.9%	$35,426,950
	net assets — 100.0%	$1,909,844,547

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
27Pioneer Multi-Asset Income Fund |  | 10/31/22

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2022, the value of these securities amounted to $405,587,809, or 21.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Issued as preference shares.
(f)	ANR, Inc. warrants are exercisable into 959,816 shares.
(g)	Issued as participation notes.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	5/21/2021	$1,250,000	$1,175,000
Alturas Re 2019-1	12/20/2018	2,400	10,975
Alturas Re 2019-2	12/19/2018	12,149	4,133
Alturas Re 2020-2	1/1/2020	60,078	12,736
Alturas Re 2021-2	2/16/2021	22,989	—
Alturas Re 2021-3	7/1/2021	362,003	252,700
Ballybunion Re 2020	12/31/2019	123,519	203,353
Ballybunion Re 2021-3	8/4/2021	15,764	33,539
Bantry Re 2019	2/1/2019	—	25,473
Bantry Re 2021	1/11/2021	108,176	97,462
Berwick Re 2018-1	1/29/2018	6,757	3,576
Berwick Re 2019-1	2/27/2019	166,329	166,341
Bonanza Re	2/13/2020	700,000	420,000
Bonanza Re	12/15/2020	500,000	300,000
Pioneer Multi-Asset Income Fund |  | 10/31/2228

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Caelus Re VI	4/9/2021	$251,032	$242,000
Cape Lookout Re	3/9/2021	1,000,000	952,500
Carnoustie Re 2021	1/11/2021	16,752	23,700
Cypress Re 2017	1/24/2017	2,353	70
Easton Re Pte	12/15/2020	1,250,000	1,175,000
Eden Re II	12/14/2018	4,320	39,328
Eden Re II	12/23/2019	82,639	37,800
Eden Re II	12/14/2020	65,667	35,064
Eden Re II	1/25/2021	94,903	52,292
First Coast Re III Pte	3/4/2021	1,250,000	937,500
FloodSmart Re	2/9/2021	501,121	50,000
FloodSmart Re	2/16/2021	1,350,000	540,000
Four Lakes Re	11/5/2020	500,000	485,000
Four Lakes Re	11/5/2020	500,000	475,000
Gleneagles Re 2021	1/13/2021	120,293	111,143
Harambee Re 2019	12/20/2018	—	750
Herbie Re	10/19/2020	500,000	425,000
Isosceles Insurance	6/25/2021	500,000	485,000
Kilimanjaro III Re	4/8/2021	250,000	212,500
Kilimanjaro III Re	4/8/2021	250,000	212,500
Kilimanjaro III Re	4/8/2021	250,000	232,500
Kilimanjaro III Re	4/8/2021	250,000	236,250
Limestone Re 2020-1	1/3/2020	2,500	6,400
Lion Rock Re 2021	12/30/2020	127,191	72,400
LUKOIL PJSC	4/3/2020	3,354,083	180,880
Magnit PJSC	4/15/2020	12,536,598	823,425
Matterhorn Re	11/24/2020	750,067	742,500
Matterhorn Re	11/24/2020	2,000,131	1,980,000
Merion Re 2021-2	12/28/2020	544,188	393,000
Merna Reinsurance II	6/8/2021	750,000	525,000
Mona Lisa Re	4/9/2021	250,432	241,875
Mona Lisa Re	6/22/2021	500,000	472,500
Mystic Re IV	12/15/2020	500,000	490,000
Mystic Re IV	6/9/2021	1,748,852	1,658,125
Mystic Re IV	6/9/2021	500,000	475,000
Northshore Re II	12/2/2020	1,000,000	965,000
Oakmont Re 2017	5/10/2017	—	7,350
Pangaea Re 2019-1	1/9/2019	13,124	26,047
Residential Reinsurance 2020	10/30/2020	1,004,134	977,500
Residential Reinsurance 2021	10/28/2021	500,000	455,000
Residential Reinsurance Re 2021	10/28/2021	750,000	682,500
Resilience Re	2/8/2017	339	—
RosaPenna Re 2021	7/16/2021	—	6,547
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	341,158
29Pioneer Multi-Asset Income Fund |  | 10/31/22

Restricted Securities	Acquisition date	Cost	Value
Sakura Re	3/24/2021	$500,000	$475,000
Sanders Re II	5/24/2021	1,250,000	1,187,500
Sector Re V	4/23/2019	200,000	157,988
Sector Re V	12/4/2019	100,000	287,896
Sector Re V	12/4/2020	1,109	31,995
Sector Re V	12/21/2020	1,995	57,556
Sector Re V	4/26/2021	274	24,785
Sector Re V	5/21/2021	329	29,760
Shadow Creek Re 2021	8/31/2021	—	3,796
Thopas Re 2019	12/21/2018	—	2,550
Thopas Re 2020	2/5/2020	—	—
Thopas Re 2021	12/30/2020	—	—
Torrey Pines Re Pte, Ltd.	3/12/2021	500,000	475,000
Torricelli Re 2021	7/1/2021	—	84,353
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2019	12/27/2018	—	10,650
Viribus Re 2020	3/12/2020	101,920	44,000
Vitality Re XI	1/31/2020	249,338	236,875
Walton Health Re 2019	7/18/2019	95,781	162,800
Walton Heath Re 2021	6/28/2021	214,000	175,000
White Heron Re 2021	6/9/2021	—	5,350
Woburn Re 2019	1/30/2019	94,057	114,801
X5 Retail Group NV (G.D.R.)	9/17/2020	1,738,218	29,164
Total Restricted Securities			$24,785,211
% of Net assets			1.3%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
71	Japan 10Y Bond (OSE)	12/13/22	$(70,911,460)	$(71,035,812)	$(124,352)
231	NASDAQ 100 E- Mini	12/16/22	(54,361,648)	(52,886,295)	1,475,353
1,299	S&P 500 E-MINI	12/16/22	(269,382,261)	(252,200,850)	17,181,411
			$(394,655,369)	$(376,122,957)	$18,532,412
TOTAL FUTURES CONTRACTS			$(394,655,369)	$(376,122,957)	$18,532,412
Pioneer Multi-Asset Income Fund |  | 10/31/2230

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
BRL	— Brazil Real
CZK	— Czech Republic Koruna
GBP	— Great British Pound
HUF	— Hungary Forint
RUB	— Russia Ruble
ZAR	— South Africa Rand
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$27,445,850	$—	$27,445,850
Common Stocks
Food & Staples Retailing	7,152,780	—	852,589	8,005,369
Oil, Gas & Consumable Fuels	279,171,675	—	522,038	279,693,713
All Other Common Stocks	604,362,202	—	—	604,362,202
Asset Backed Securities	—	37,994,932	—	37,994,932
Collateralized Mortgage Obligations	—	66,415,792	—	66,415,792
Commercial Mortgage-Backed Securities	—	6,179,891	—	6,179,891
Convertible Corporate Bonds	—	17,801,859	—	17,801,859
Corporate Bonds	—	171,739,087	—	171,739,087
Preferred Stock	5,731,676	—	—	5,731,676
Right/Warrant	—	6,719	—	6,719
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	236,892	236,892
Multiperil – Worldwide	—	—	344,270	344,270
Windstorm – U.S.	—	—	3,796	3,796
Windstorm – U.S. Multistate	—	—	5,350	5,350
Windstorm – U.S. Regional	—	—	492,350	492,350
Reinsurance Sidecars
Multiperil – U.S.	—	—	24,450	24,450
31Pioneer Multi-Asset Income Fund |  | 10/31/22

	Level 1	Level 2	Level 3	Total
Multiperil – Worldwide	$—	$—	$2,193,351	$2,193,351
All Other Insurance-Linked Securities	—	20,110,125	—	20,110,125
Foreign Government Bonds	—	55,333,680	—	55,333,680
Closed-End Fund	18,084,948	—	—	18,084,948
Equity Linked Notes	—	365,937,499	—	365,937,499
U.S. Government and Agency Obligations	—	177,355,257	—	177,355,257
Open-End Fund	8,918,539	—	—	8,918,539
Total Investments in Securities	$923,421,820	$946,320,691	$4,675,086	$1,874,417,597
Other Financial Instruments
Net unrealized appreciation on futures contracts	$18,532,412	$—	$—	$18,532,412
Total Other Financial Instruments	$18,532,412	$—	$—	$18,532,412
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 7/31/22	$1,302,298	$8,842,975	$10,145,273
Realized gain (loss)	—	(66,723)	(66,723)
Changed in unrealized appreciation (depreciation)	72,331	(211,374)	(139,043)
Accrued discounts/premiums	(2)	(3,435,430)	(3,435,432)
Purchases	—	—	—
Sales	—	(1,828,989)	(1,828,989)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 10/31/22	$1,374,627	$3,300,459	$4,675,086
*	Transfers are calculated on the beginning of period value. For the three months ended October 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2022:	$(109,634)
Pioneer Multi-Asset Income Fund |  | 10/31/2232